Note 13 - Income Taxes (Details) - Components of Income Tax Provision (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal			$ (7,525)	$ 8,495
State			11	698
Foreign		27,046	51,962	61,261
Total		27,046	44,448	70,454
Deferred:
Federal		(6,332)	6,787	4,262
State		(1,062)
Foreign		11,727	4,820	9,550
Total		4,333	11,607	13,812
Total Provision	$ 26,100	$ 31,379	$ 56,056	$ 84,266